Related Party Transactions (Details) - USD ($)		1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 03, 2020	Mar. 25, 2020	Aug. 28, 2019	Apr. 03, 2019	Feb. 22, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020	May 01, 2019	Mar. 31, 2019
Related Party Transactions (Textual)
Loan amount due						$ 2,637,000
Recognized derivative liability						558,160	$ 306,762
Interest expenses						43,348
Accrued interest						43,348
Interest free loan amount								11,705
Convertible share, Description							The note is convertible into shares of the Company’s equity securities at a price of $.50 per share or preferred stock designated by the parties in an amount equivalent to a value of $.50 per share on an as converted basis.
Convertible Debt [Member]
Related Party Transactions (Textual)
Loan amount due									$ 2,637,000
Exercise price									$ 0.05
Convertible note advance			$ 1,000,000
Warrants to purchase shares of common stock			4,500,000
Recognized derivative liability						558,160	$ 567,335
Agreement [Member] | December 1, 2020 [Member]
Related Party Transactions (Textual)
Agreement, description							The Company entered into an agreement with Teal Marketing LLC, an entity owned by Mrs. Maddie Schenk, the wife of our Chief Executive Officer and Director, Christian Schenk, for marketing services. As part of this agreement the Company will pay $9,000 per month. The Company will also issue 350,000 warrants to purchase the Company’s common stock. These warrants have an exercise price of $0.50, a term of three years, and will vest quarterly over two years.
Consulting Agreement [Member]
Related Party Transactions (Textual)
Exercise price	$ 0.50										$ 0.20
Service paid per month										$ 18,000
Agreement, description	The Company entered into a consulting agreement. As part of this agreement the Company will pay the Consultant $10,000 upon signing of the agreement and an additional $15,000 30 days and 60 day after the signing of the agreement. The Company will also issue 80,000 warrants to purchase the shares of the Company’s common stock an exercise price of $0.50 per share and a term of seven years.				The Company entered into a consulting agreement for public and media relations services. As part of this agreement the Company will pay $4,000 per month to the consultant.
JV Agreement [Member]
Related Party Transactions (Textual)
Debt interest percentage rate							50.00%
Convertible share, Description							The company is also allowed to charge an additional 10% fee on any of these charged back expenses. The Company charged back expenses to Budee totaling $96,610. In addition, pursuant to the JV Agreement the Company agreed to pay certain obligations of Budee Inc. up to $250,000. This has resulted in a “Due from Affiliate” on the Company’s Balance Sheet of $346,610 at December 31, 2019.
Warrant terms							5 years
Christian Schenk [Member]
Related Party Transactions (Textual)
Warrants to purchase shares of common stock				1,500,000
Ganjarunner [Member]
Related Party Transactions (Textual)
Warrants to purchase shares of common stock				500,000
Cannabis B2B Transportation [Member]
Related Party Transactions (Textual)
Warrants to purchase shares of common stock				1,000,000
Christopher DeSousa [Member]
Related Party Transactions (Textual)
Options to purchase shares of common stock		112,500
Exercise price		$ 0.59
Service paid per month		$ 28,125
Mr.Brian Hayek [Member]
Related Party Transactions (Textual)
Interest free loan amount								$ 30,705
Mr.Brian Hayek [Member] | Loan agreement [Member]
Related Party Transactions (Textual)
Loan amount due							$ 188,743
Loan from related party						184,667	$ 184,667
Debt interest percentage rate							10.00%
Interest expenses						4,604
Accrued interest						9,756
Christian Schenk [Member] | Loan agreement [Member]
Related Party Transactions (Textual)
Loan amount due							$ 50,000
Loan from related party						50,000
Debt interest percentage rate							10.00%
Interest expenses						1,247
Accrued interest						$ 1,260